Stockholders’ (Deficit) Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ (Deficit) Equity [Abstract]
Schedule of Activities for the Company’s RSUs	A summary of the activities for the Company’s RSUs as of September 30, 2024 and December 31, 2023 is as follow:
	As of
	September 30, 2024		December 31, 2023
	Number of RSUs	Weighted Average Grant Price	Number of RSUs	Weighted Average Grant Price

Outstanding, beginning of period/year	634,072	$2.47	2,420,625	$2.47
Vested	—	$—	(167,770)	$2.47
Forfeited	(142,275)	$(2.47)	(1,618,783)	$(2.47)
Outstanding, end of period/year	491,797	$2.47	634,072	$2.47
A summary of the activities for the Company’s RSUs as of December 31, 2023 and 2022 is as follow:
	As of December 31,
	2023		2022
	Number of RSUs	Weighted Average Grant Price	Number of RSUs	Weighted Average Grant Price

Outstanding, beginning of year	5,000,000	$2.47	—	$—
Granted	—	$—	5,000,000	$2.47
Vested	(346,542)	$2.47	—	$—
Forfeited	(3,343,730)	$(2.47)	—	$—
Outstanding, end of year	1,309,728	$2.47	5,000,000	$2.47